Basis of Presentation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2018
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Basis of Presentation of the Consolidated Financial Statements

2.BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

2.1 Basis of preparation

The accompanying consolidated financial statements as of December 31, 2018 of Enel Chile were approved by the Company’s Board of Directors at its meeting held on April 29, 2019, and have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements for the periods prior to the Separation reflect the combined operations of the Group as it would have been incorporated following the Spin- Off mentioned in Note 1. The combined financial statements may not be indicative of the Group’s future performance and do not necessarily reflect what the results of operations, financial position and cash flows would have been had it operated, since January 1, 2013 as an independent combined group during the periods presented.

Since IFRS does not provide any guidance for the preparation of combined financial statements, paragraph 12 of IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors was used for the preparation of the combined financial statements. This paragraph requires that the latest pronouncements of other standard setters, other accounting literature and accepted industry practice should be considered. The combined financial statements of the Company were derived from the aggregation of the net assets of the Chilean business of Enersis S.A. (currently Enel Américas S.A.). All intra-group balances, revenues, expenses and unrealized gains and losses arising from transactions between companies belonging to combined group were eliminated when preparing the combined financial statements. In addition, the investments of Enersis S.A. in the Group were eliminated against the equity of the respective combined entities. Transactions with Enel Américas group companies, which do not belong to the Group, have been disclosed as transactions with related parties.

Following the Separation, the consolidated financial statements include the financial statements of the Company and its subsidiaries, associates and joint ventures, and no longer include any allocations of expenses from Enersis S.A. to the Company. Accordingly:

"	The consolidated statement of financial position as of December 31, 2018 and 2017, consists of the consolidated statement of financial position of the Group.

"

The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2017, consist of the consolidated statement of comprehensive income of the Group. The consolidated statement of comprehensive income for the year ended December 31, 2016, consists of the consolidated statement of comprehensive income of the Group for the ten month period ended December 31, 2016 and the combined statement of comprehensive income of the Company’s businesses aggregated as a combined group for the two month period ended March 1, 2016.

"

The consolidated statements of changes in equity for the years ended December 31, 2018 and 2017, consist of the consolidated statements of changes in equity of the Group. The consolidated statement of changes in equity for the year ended December 31, 2016, consists of the consolidated statement of changes in equity of the Group for the ten month period ended December 31, 2016 and the combined statement of changes in equity of the Company’s businesses aggregated as a combined group for the two month period ended March 1, 2016.

"

The consolidated statements of cash flows for the years ended December 31, 2018 and 2017, consist of the consolidated statements of cash flows of the Group. The consolidated statement of cash flows for the year ended December 31, 2016, consists of the consolidated statement of cash flows of the Group for the ten month period ended December 31, 2016 and the combined statement of cash flows of the Company’s businesses aggregated as a combined group for the two month period ended March 1, 2016.

These consolidated financial statements are presented in thousands of Chilean pesos (unless otherwise stated) which is the Company’s functional and presentation currency.

Principles applied in preparing the Combined Financial Statements

The following summarizes the accounting and other principles applied in preparing the combined financial statements. Management considers that the allocations described below were made on a reasonable basis, but are not necessarily indicative of the costs that would have been incurred if the Company aggregated as a combined group (hereinafter “the Combined Group”) had been a stand-alone entity.

Net assets of the Parent Company (equity)

Prior to the Separation, the Combined Group had not previously formed a separate legal group nor presented any stand-alone financial statements, and accordingly it was not conceivable to present share capital or an analysis of equity reserves. The net assets of the Combined Group were represented by capital invested in the Combined Group and were shown as “Equity” using the same captions as those used by Enersis. Issued capital, share premium and retained earnings of Enersis were allocated to Enersis Chile based on the net asset value ratio assigned to it. Other reserves (which were primarily composed of the equity effects of past reorganizations, business combinations under common control, residual effects of first-time adoption of IFRS and the equity effects of the recent Spin-Off) were allocated considering the transaction and circumstances that led to creation of these reserves.

Cash and cash equivalents

Cash and cash equivalents of the foreign subsidiaries of Enersis were excluded from the combined financial statements.

In addition, the cash and cash equivalents balance of Enersis, on a stand-alone basis, was allocated using the following criteria:

(i)	Cash and cash equivalents from the proceeds from the capital increase carried out in 2013 were excluded from the combined financial statements; and
(ii)

Cash and cash equivalents remaining after excluding the 2013 capital increase proceeds, were allocated based on the exercise carried out by Enersis’ management, the ratios obtained for the division of the cash and cash equivalents, were as follows:

Proportion of

Net Assets Market Value

EntityChileAméricas

Enersis S.A. 42%    58%

Endesa S.A. 66%    34%

Chilectra S.A. 63%    37%

Intercompany balances and transactions with related companies

Intercompany balances with successors of Enersis were allocated by identifying the entity that provided/received the service as well as the nature of it. Intercompany balances with the Company were eliminated in full for the purpose of the combined financial statements. Intercompany balances with Enel Américas are included in the combined financial statements and disclosed as accounts with related companies.

Debt instruments and related interest expenses, exchange differences and effects of hedge accounting strategies

Financial debt and related interest expenses and exchange rate differences of the Chilean subsidiaries of Enersis were included in the combined financial statements. Financial debt and related interest expenses and exchange rate differences of Enersis stand-alone was 100% allocated to Enel Americas and were not included in the combined financial statements.

In relation to derivative instruments designated as hedging instruments for the Chilean subsidiaries of Enersis, these were included in the combined financial statements. Enersis’ management adopted as a criterion to keep the strategies of hedge accounting. Therefore, all effects on the statement of financial position, income and other comprehensive income were assigned to the specific companies to which the hedged items were assigned. In the case of Enersis on a stand-alone basis, the main items covered by the hedging strategies were related to debt (hedging exposure to foreign currency debt and variability in interest rates). Therefore, the main derivative instruments associated with such hedging strategies were assigned accordingly to Enel Américas, the entity that assumed 100% of the debt of Enersis stand-alone entity, or the Company, as applicable.

Personnel, salary expenses other employee benefits

For purposes of properly distributing the accounting effect of personnel from Enersis on a stand-alone basis between the Company and Enel Américas, Enersis management defined as a criterion to identify those personnel whose main activities were related 100% to the operations based in Chile under Enersis. This group of employees was assigned to the Company. On the other hand, management also identified those employees whose main activities related 100% to foreign operations. This group of employees was assigned to Enel Américas.

All remaining personnel, who divide their main activities between the Chilean operations of Enersis and foreign operations, were assigned to the Company, meaning that from the date of the Spin-Off, those employees would identify the activities offered to foreign operations of Enersis and vice-versa. The existing contracts of inter-company provision of services between foreign and local businesses ensure reimbursement of the incurred costs of these employees that were allocated based on the time dedicated to activities offered to the Company’s entities from their total available time.

The table below sets forth the breakdown of employees allocated to the Company and Enel Américas:

  Employee allocation

Entity	Chile	Américas
Enersis S.A.	391	87
Endesa S.A.	925	7
Chilectra S.A.	668	2
Total	1,984	96

Once the allocation of personnel was determined Enersis management applied the following criterion to the division of all the personnel related accounts in the statements of financial position and comprehensive income that were associated with the costs directly related to the personnel, such as wages and salaries, post-employment benefit obligations expense and social security and other benefits, travel expenses, etc. In this regard their allocation was performed based on the specific assignment of the related personnel to the Combined Group, as described above.

Other share costs

The combined statements of income include expense allocations for certain corporate functions provided by Enersis, including, but not limited to, human resources administration, treasury, risk management, internal audit, accounting, tax, legal, insurance, medical services, information technology support, communication management, and other shared services. These expenses were allocated to the Company and Enel Américas based on a specific identification basis, and in other cases these expenses were allocated by Enersis based on a pro-rata basis of headcount or some other basis depending on the nature of the allocated cost. Management considers the basis on which the expenses were allocated to reasonably reflect the utilization of services provided to or the benefit received by the Company during the periods presented.

Dividends receivable and payable

The criterion defined by Enersis’ management to allocate to both the Company as well as to Enel Américas a portion of dividends receivable accounts from Enersis as a stand-alone basis as of the date of the Spin-Off, was based mainly on identifying the origin of each one of those dividends. If the dividends come directly from a Chilean subsidiary, these dividends were allocated 100% to the Company.

Income tax

The tax effect (income statement and income tax provision) related to the Chilean subsidiaries of Enersis was included in the combined financial statements and was calculated using the statutory corporate tax rates according to the jurisdiction where the pre-tax income was originated.

In addition, the tax effect in the income statement of Enersis on a stand-alone basis was allocated to the combined financial statements by determining a hypothetical taxable income as if the Company and Enel Américas had operated as separate taxpayers. However, and from a tax point of view, there is currently only one taxpaying company, which is Enersis’ successor, Enel Américas. Accordingly, income tax payable by Enersis was allocated to the combined financial statements.

In relation to deferred tax assets and liabilities, these were assigned to the Company and Enel Américas, taking into account the underlying assets and liabilities, whose respective temporary differences originated such deferred taxes.

Other working capital accounts

Working capital items such as accounts receivable, accounts payable and inventories that were directly attributable to the Chilean operations of the Combined Group were included in the combined financial statements.

2.2   New accounting pronouncements

a)    The following accounting pronouncements have been adopted by the Group effective as of January 1, 2018:

i. New Standards and Interpretations

New Standards and Interpretations	Mandatory Effective Date:

IFRS 9: Financial Instruments	Annual periods beginning on or after January 1, 2018

IFRS 15: Revenue from Contracts with Customers	Annual periods beginning on or after January 1, 2018

IFRIC 22: Foreign Currency Transactions and Advance Consideration	Annual periods beginning on or after January 1, 2018

•	IFRS 9 – Financial Instruments

IFRS 9 entered into force effective as of January 1, 2018, replacing IAS 39 Financial Instruments: Recognition and Measurement. This standard contains requirements in regards to the recognition, classification and measurement of financial assets, financial liabilities and certain purchase or sale contracts of non-financial items.

The Group adopted retroactively for transition in the first time adoption of this standard. The accumulated effect of this application was accounted for as an adjustment to the opening balance of retained earnings  as of the initial application date. The Group has applied prospectively the hedge accounting requirements of IFRS 9.

Management conducted a detailed evaluation of the three aspects of the standard and its impact on the consolidated financial statements of the Group, which is summarized as follows:

(i)	Classification and measurement

IFRS 9 introduces a new classification approach for financial assets, based on two concepts: the characteristics of the contractual cash flows of the financial assets and the business model of the entity. Under this new approach, the four classification categories of IAS 39 are replaced by the following three categories:

-      Amortized cost, if the financial assets are held within a business model whose objective is to collect contractual cash flows;

-      Fair value through other comprehensive income, if the financial assets are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; or

-      Fair value through profit or loss, a residual category which consists of financial instruments that are not held within any of the two business models previously discussed, including those held for trading and those designated at fair value on initial recognition.

For financial liabilities, IFRS 9 retains largely the existing requirements in IAS 39, with certain specific modifications, under which most of the financial liabilities are measured at amortized cost, and allowing the designation of a financial liability to be measured at fair value through profit or loss, if certain criteria are met.

However, IFRS 9 introduces new requirements for financial liabilities designated at fair value through profit or loss, which states that under certain circumstances, changes in fair value originated by the variation of an entity’s own credit risk will be recognized in other comprehensive income.

Based on the business model and the characteristics of the contractual cash flows, the Group determined that the new classification requirements for financial assets did not have an impact on the consolidated financial statements. Most of the Group's financial instruments, i.e. loans and trade receivables, will continue to be measured at amortized cost under IFRS 9, and derivative instruments will continue to be  measured at fair value through profit or loss (general treatment) or through other comprehensive income (hedge accounting), as appropriate. The Group has elected to measure certain investments in equity instruments at measured at fair value through other comprehensive income under IFRS 9 (see Note 23).

(ii)	Impairment

The new impairment model in IFRS 9 is based on expected credit losses, as opposed to the incurred loss model in IAS 39. Consequently, under IFRS 9 impairment losses will be recognized, as a general rule, earlier than previous practice.

The new impairment model will be applied to financial assets measured at amortized cost and those measured at fair value through other comprehensive income, except for investments in equity instruments. Under IFRS 9, the allowance for impairment losses will be measured based on:

-      12‑months expected credit losses; or

-      Lifetime expected credit losses, if the credit risk of a financial asset at the reporting date has increased significantly since initial recognition.

The standard allows the application of a simplified approach for trade receivables, contract assets and lease receivables so that the impairment is always recognized in reference to the lifetime expected credit losses for the asset. The Group has chosen to apply this policy for the designated financial assets.

The analysis of the impairment of the Group's financial assets was made with a focus on trade accounts receivable, which represent most of the Group's credit exposure. In particular, for the application of the simplified approach contemplated in the standard, these accounts receivable were grouped into specific pools, taking into account the nature and credit risk, and the impairment model based on expected losses developed by the Group was applied on a collectively-evaluated basis.. For trade accounts receivable that management considered significant on an individual basis and for which more detailed information on credit risk was available, an analytical approach was adopted within the simplified model. As of January 1, 2018, as a result of the application of the new impairment model, the Group recognized a charge, net of taxes, of ThCh$3,411,631 to retained earnings.

(iii)	Hedge Accounting

IFRS 9 introduces a new model for hedge accounting in order to more closely align the accounting treatment with risk management activities of the entities and to establish a new principle-based approach. The new model will enable entities to better reflect risk management activities in the financial statements, and allow more items to be eligible as hedged items, such as non-financial risk components, net positions, and aggregated exposures (i.e., a combination of derivative and non-derivative exposure).

The most significant changes in relation to hedging instruments compared to hedge accounting methodology in IAS 39, is the possibility to defer in other comprehensive income the time value of options, forward points in forward contracts, and foreign currency basis spread, until the hedged item impacts profit or loss.

IFRS 9 eliminates the current quantitative requirement for a hedge effectiveness test, under which the results must be within a range of 80‑125 percent. This will allow aligning hedge effectiveness with risk management by demonstrating the existence of an economic relationship between the hedging instrument and the hedged item, and enables the rebalancing of a hedging relationship if the risk management objective remains unchanged. However, retrospective ineffectiveness should continue to be valued and recognized in profit or loss.

When initially applying IFRS 9, the Group may choose as its accounting policy to continue to apply the hedge accounting requirements of IAS 39 instead of the requirements in IFRS 9, until the time the new requirements on macro-hedging are published and adopted. The Group has chosen to apply the new requirements of IFRS 9 on the date of its adoption.

The Group implemented changes in the systems, internal control, policies and procedures in order to comply with the new disclosures and accounting requirements of IFRS 9.

The application of the new hedge accounting model has not had an impact on the Group's consolidated financial statements.

•	IFRS 15 – Revenue from Contracts with Customers

In May 2014, the IASB published IFRS 15, which is applicable to all revenue arising from contracts with customers, with certain exemptions (lease and insurance contracts, financial instruments and non-monetary exchanges) and to recognition and measurement of gains and losses on disposal of non-financial assets. The new revenue standard supersedes, effective as of January 1, 2018, all current revenue recognition standards:

-      IAS 11 Construction Contracts;

-      IAS 18 Revenue;

-      IFRIC 13 Customer Loyalty Programs;

-      IFRIC 15 Agreements for the Construction of Real Estate;

-      IFRIC 18 Transfers of Assets from Customers; and

-      SIC‑31 Revenue – Barter Transactions Involving Advertising Services.

This new standard introduces a general framework for recognition and measurement of revenue, based on the core principle that revenues are recognized for an amount that reflects the consideration to which the entity expects to be entitled in exchange for transferring promised goods or services to customers. This core principle shall be applied using a five-step approach to revenue recognition: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contracts; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group carried out an implementation project, to identify and measure the possible impacts of applying IFRS 15 on its consolidated financial statements. This project involved identifying all of the revenue flows of Enel Chile and its subsidiaries, knowledge of the traditional practices of the business, a comprehensive evaluation of each kind of contract with customers and determining the methodology for recording this revenue under the standards. The evaluation was performed paying an special attention to those contracts presenting key aspects of IFRS 15 and particular characteristics of interest to the Group, such as: identifying contractual obligations; contracts with multiple obligations and recognition timing; contracts with variable compensation; significant financing components; analysis of principal versus agent; existence of service guarantees; and recognition of costs to obtain and fulfill a contract.

The Group participates in the electrical energy generation, transmission and distribution businesses, and related activities. Based on the nature of the goods and services offered and the characteristics of its revenue flows streams, the Group did not identify any impact on the consolidated financial statements of the Group  he date of initial application of IFRS 15 For further details about the goods and services provided by the Group and the revenue recognition criteria, see Note 3.q.

The Group implemented changes in the systems, internal control, policies and procedures in order to comply with the new disclosures and accounting requirements of IFRS 15.

The Group adopted the new standard on the required effective date using the retrospectively modified method. The application has not had an impact on the Group’s consolidated financial statement.

•	IFRIC 22 – Foreign Currency Transactions and Advance Consideration

This Interpretation clarifies the date of the transaction for the purpose of determining the exchange rate to use in foreign currency transactions when the consideration is paid or received before recognizing related revenues, expenses or assets. For this purposes, the date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration.

IFRIC 22 has been implemented by the Group as of January 1, 2018 and it has not generated an impact on the consolidated financial statements of the Group.

ii. Amendments and Improvements

Amendments and Improvements	Mandatory Effective Date:

Amendment to IFRS 2: Classification and Measurement of Share-based Payment Transactions	Annual periods beginning on or after January 1, 2018

Amendment to IAS 40: Transfers of Investment Property	Annual periods beginning on or after January 1, 2018

Annual Improvements to IFRS: Cycles 2014-2016 IFRS 1 and IAS 28	Annual periods beginning on or after January 1, 2018

•	Classification and Measurement of Share-based Payment Transactions (Amendments to IFRS 2)

The amendments to IFRS 2, Share-based Payment Transactions, developed through the IFRS Interpretations Committee, address the following issues:

a)the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments;

b)the classification of withholding tax obligations for share-based payment transactions with net settlement features; and

c)the accounting for modifications of share-based payment transactions from cash-settled to equity-settled.

The amendments to IFRS 2, applied as of January 1, 2018, have not had any impact on the consolidated financial statements of the Group.

•	Transfers of Investment Property (Amendments to IAS 40)

The amendments to IAS 40 Investment Property clarify that an entity shall transfer a property to, or from, investment property when, and only when, there is evidence of a change in use. A change of use occurs if property meets, or ceases to meet, the definition of investment property. A change in management’s intentions for the use of a property by itself does not constitute evidence of a change in use. The amendments shall be applied prospectively.

The amendments to IAS 40, applied as of January 1, 2018, have not had any impact on the consolidated financial statements of the Group.

•	Annual Improvements to IFRS: Cycles 2014-2016 IAS 28

IAS 28 Investments in Associates and Joint Ventures clarifies that if an entity that is not itself an investment entity has an interest in an associate or joint venture that is an investment entity, it may choose to maintain the fair value measurement applied by its investment entity associate or joint venture. Application of these improvements is on a retrospective basis.

The 2014-2016 annual improvements, applied as of January 1, 2018, have not had any material impact on the consolidated financial statements of the Group.

b)   Accounting pronouncements with application effective as of January 1, 2019 and thereafter:

As of the date of issuance of these consolidated financial statements, the following accounting pronouncements had been issued by the IASB, but their application is not mandatorily effective:

i. New Standards and Interpretations

Amendments and Improvements	Mandatory Effective Date:

IFRS 16: Leases	Annual periods beginning on or after January 1, 2019

IFRIC 23 Uncertainty over Income Tax Treatments	Annual periods beginning on or after January 1, 2019

Conceptual Framework (Revised)	Annual periods beginning on or after January 1, 2020

•	IFRS 16 Leases

In January 2016, the IASB issued IFRS 16 which establishes recognition, measurement, presentation and disclosure principles for lease agreements. IFRS 16 supersedes IAS 17 Leases and its interpretations: IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases—Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard is effective for annual periods beginning on or after January 1, 2019.

Although IFRS 16 substantially retains the definition of a lease in IAS 17, the main change is the incorporation of the “control” concept within the new definition. In relation to the accounting treatment for a lessee and a lessor, the new standard states the following:

i)

Lessee accounting: IFRS 16 requires lessees to account for all leases under a single model, similar to accounting for finance leases under IAS 17. As a result, at the date of commencement of a lease, the lessee will recognize on the statement of financial position a right to use asset and a lease liability for the future payments. Subsequent to initial recognition it will recognize in the statement of profit or loss the depreciation expense of the asset separately from the interest related to the liability. The standard provides two voluntary recognition exceptions for low-value leases and short-term leases.

ii)

Lessor accounting: does not change substantially from the current model of IAS 17. The lessor will continue to classify leases under the same principles of the current standard as operating or financial leases.

The Group carried out an assessment of the potential impact of IFRS 16 on its consolidated financial statements. Conducting this assessment required the use of professional judgment and assumptions, which are summarized below:

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Analysis of the lease contracts executed by the Group’s companies in order to identify if they are within the scope of the standard. This analysis included not only the contracts in which Enel Chile acts as a lessee, but also the contracts for the rendering of services and the contracts in which the Company acts as a lessor.

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Analysis of lease contracts that could benefit from the exemption from application of this standard, because they are contracts with a maturity of less than 12 months or that have underlying assets of low individual value, such as: lease of certain office equipment (personal computers, printers and photocopiers) that are considered low value assets.

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Estimate of the lease terms, based on the non-cancellable period and the periods covered by the renewal options, the exercise of which is in the power of Enel Chile and is considered reasonably certain.

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Estimate of the discount rate to calculate the present value of the lease payments. This is equal to the incremental rate of the lessee’s loans when the interest rate implicit in the lease can not be easily determined. For the transition, the Group has used the incremental borrowing rate from January 2019, defined as the interest rate that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a value similar to the right-of-use asset in a similar economic environment.

The implementation work also required a review of the processes and systems, including the internal control, in order to determine the most appropriate tool for the management of the information required for the application of the new standard, as well as the required disclosures in the consolidated financial statements.

For the transition of the new standard, the Group has decided to apply the following practical expedients:

-

The Group decided not to re-evaluate if a contract is, or contains, a lease. Instead, it will apply the standard to contracts that were previously identified as leases by applying IAS 17 and IFRIC 4. Therefore, the Group will not apply the standard to contracts that were not previously identified as containing a lease.

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The Group has determined that it will apply the modified retrospective transition method, whereby the restatement of comparative periods is not required and the cumulative effect of the initial application of the standard is presented as an adjustment to the opening balance of retained earnings (or another component of equity as applicable) on the date of initial application, recording the asset for the same value as the liability.

-

Trust in its assessment of whether leases are onerous by applying IAS 37 Provisions, Contingent Liabilities and Contingent Assets immediately before the date of initial application and adjust the right-of-use asset at the date of initial application for the amount of any provision for onerous leases recognized in the financial statements immediately before the date of initial application.

The new Standard will have an impact on all Group entities that have lease contracts. The main issues that arise are those related to the lease of land, buildings and automobiles. As a result of the change of the accounting model for lessees, the Group expects an increase in non-current and current liabilities of approximately Ch$29,162 million as of January 1, 2019, for the recognition of future payment obligations of lease contracts. In accordance with the chosen transition model, an increase in non-current assets for an equal amount is also expected, resulting from the recognition of the rights of use arising from those contracts.

•	IFRIC 23 – Uncertainty over Income Tax Treatments

In June 2017, the IASB issued IFRIC 23 to clarify the application of recognition and measurement requirements in IAS 12, Income Taxes, when there is uncertainty over income tax treatments. The Interpretation specifically addresses the following: whether an entity considers uncertain tax treatments separately; the assumptions an entity makes about the examination of tax treatments by taxation authorities; how an entity determines taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates; and how an entity considers changes in facts and circumstances.

Uncertainty over income tax treatments can affect both current and deferred taxes. Recognizing the effects of uncertainty depends on whether the tax authority is likely or not to accept an uncertain tax treatment, assuming that the tax authority will examine the amounts that it is entitled to examine and has full knowledge of all the related information.

This interpretation is effective for annual periods beginning on or after January 1, 2019. Retrospective application is allowed, if it is possible without the use of hindsight. Management has assessed the effects of the application of IFRIC 23 and has determined that its adoption will not have any material impacts on the consolidated financial statements of Enel Chile and subsidiaries as of its effective date.

•	Conceptual Framework (Revised).

The IASB issued the Conceptual Framework (revised) in March 2018. It incorporates some new concepts, provides updated definitions and recognition criteria for assets and liabilities and clarifies some important matters. Revisions to the Conceptual Framework may affect the application of IFRSs when no standard applies to a particular transaction or event.

The IASB has also issued a separate accompanying document, "Amendments to References to the Conceptual Framework in IFRS Standards," which establishes amendments to affected IFRSs in order to update references to the new Conceptual Framework.

The Conceptual Framework (Revised) is effective as of January 1, 2020. Management is assessing the potential impact of the application of the new Conceptual Framework on the consolidated financial statements of the Group.

ii. Amendments and Improvements

Amendments and Improvements	Mandatory Effective date:

Amendment to IFRS 9: Prepayment Features with Negative Compensation	Annual periods beginning on or after January 1, 2019

Amendment to IAS 28: Long-term interests in Associates and Joint Ventures	Annual periods beginning on or after January 1, 2019

Annual Improvements to IFRS: 2015 - 2017 Cycle (IFRS 3, IFRS 11, IAS 12 and IAS 23)	Annual periods beginning on or after January 1, 2019

Amendment to IAS 19: Plan Amendment, Curtailment or Settlement	Annual periods beginning on or after January 1, 2019

Amendment to IAS 3: Definition of a Business	Annual periods beginning on or after January 1, 2020

Amendment to IAS 1 and IAS 8: Definition of Material	Annual periods beginning on or after January 1, 2020

IFRS 10 and IAS 28: Sale or contribution of assets between an investor and its associate or joint venture	Postponed indefinitely. Available for optional adoption

•	Amendment to IFRS 9, Financial Instruments: Prepayment Features with Negative Compensation

This amendment was issued on October 12, 2017. This amendment amends the existing requirements in IFRS 9 regarding termination rights in order to allow measurement of financial assets at amortized cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation prepayments.

Under IFRS 9, a debt instrument can be measured at amortized cost or at fair value through profit or loss in other comprehensive income, provided that the contractual cash flows are only principal and interest payments on the outstanding principal and the instrument is carried out within the business model for that classification. The amendments to IFRS 9 are intended to clarify that a financial asset meets the criterion of "only principal payments plus interest", regardless of the event or circumstance that causes the early termination of the contract or of which party pays or receives reasonable compensation for the early termination of the contract.

The amendments to IFRS 9 should be applied when the prepayment is close to the unpaid amounts of principal and interest in such a way that it reflects the change in the benchmark interest rate. This implies that prepayments at fair value or for an amount that includes the fair value of the cost to terminate an associated hedging instrument will normally meet the criterion of only principal payments plus interest, only if other elements of the change in fair value, such as the effects of credit risk or liquidity, are minimal.

The amendments are applicable from January 1, 2019, retrospectively. Management considers that the application of these amendments will not have an impact on the consolidated financial statements of the Group.

•	Amendments to IAS 28: Long-term interests in Associates and Joint Ventures

These amendments clarify that IFRS 9 Financial Instruments is applicable to an entity's long-term interests in an associate or joint venture to which the equity method is not applied. This clarification is relevant because it implies that the expected credit loss model, described in IFRS 9, applies to these long-term interests. Entities should apply the amendments retrospectively, with certain exceptions.

The effective application date is January 1, 2019. Management considers that the application of these amendments will not have an impact on the consolidated financial statements of the Group.

•	Annual Improvements to IFRS: 2015 - 2017 Cycle (IFRS 3, IFRS 11, IAS 12 and IAS 23).

IFRS 3  Business Combinations and IFRS 11  Joint Arrangements : clarifies the accounting for increases in ownership interest in a joint operation that meets the definition of a business. If a party maintains (or obtains) joint control, the previously held ownership interest is not remeasured. If a party obtains control, the transaction is a business combination in stages and the acquiring party remeasures the previously held ownership interest in the assets and liabilities of a joint operation, at fair value.

IAS 12 Income Taxes The amendments clarify that the income tax on dividends is linked more directly to past transactions or events that generated distributable profits than to distributions to shareholders. Therefore, an entity recognizes income tax on dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events.

IAS 23 Borrowing Costs clarifies that loans that were specifically intended to finance qualifying assets become part of the entity's general loan pool for the purpose of calculating the capitalization rate, when substantially all of the activities necessary to prepare the asset for its intended use or sale are complete.

The improvements are effective for annual reporting periods beginning on or after January 1, 2019. Management considers that the application of these improvements will not have an impact on the consolidated financial statements of the Group.

•	Amendment to IAS 19: Plan Amendment, Curtailment or Settlement

The amendments to IAS 19 Employee Benefits, issued in February 2018, address the accounting when a plan amendment, curtailment or settlement occurs during a reporting period. The amendment specifies that an entity is required to determine the current service cost and net interest for the remainder of the annual period using the actuarial assumptions used to remeasure the defined benefit liability (asset) and plan assets after the plan amendment, curtailment or settlement.

The amendments to IAS 19 also clarify that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This amount is recognized in profit or loss. An entity then determines the effect of the asset ceiling after the plan amendment, curtailment or settlement. Any change in that effect, excluding amounts included in net interest, is recognized in other comprehensive income.

This clarification provides that entities might have to recognize a past service cost, or a gain or loss on settlement, that reduces a surplus that was not recognized before. Changes in the effect of the asset ceiling are not netted against such amounts.

The amendments to IAS 19 apply to a plan amendment, curtailment or settlement that occur from January 1, 2019.

•	Amendments to IFRS 3 Definition of a Business

IFRS 3 Business Combinations was amended by the IASB in October 2018, to clarify the definition of business, in order to help entities to determine whether a transaction should be accounted for as a business combination or as the acquisition of an asset. To be considered as a business, an acquired integrated set of activities and assets must include, at least, an input and a substantive process that together contribute significantly to the ability to create output. The amendment also adds guidance and illustrative examples to assess whether a substantial process has been acquired.

The amendment is applicable prospectively to business combinations and acquisitions of assets, the acquisition date of which is from January 1, 2020. Earlier application is permitted.

•	Amendments to IAS 1 and IAS 8 Definition of Material or Materiality

In October 2018, the IASB amended IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, to improve the definition of “material” and the explanations accompanying the definition. The amendments ensure that the definition of material is consistent in all IFRS.

Information is material if omitting, misstating or obscuring it could reasonably be expected to influence the decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.

The amendments will be applicable prospectively for annual periods beginning on or after January 1, 2020. Earlier application is permitted. Management is evaluating the potential impact of the application of these amendments on the consolidated financial statements of the Group.

2.3 Responsibility for the information, judgments and estimates provided

The Company’s Board of Directors is responsible for the information contained in these consolidated financial statements and expressly states that all IFRS principles and standards, have been fully implemented.

In preparing the consolidated financial statements, certain judgments and estimates made by the Group’s Management have been used to quantify some of the assets, liabilities, revenue, expenses and commitments recognized.

The most important areas where critical judgment was required are:

•	The identification of Cash Generating Units (CGU) for impairment testing (see Note 3.e).
•	The hierarchy of information used to measure assets and liabilities at fair value (see Note 3.h)
•	Application of the revenue recognition model in accordance with IFRS 15 (see Note 3.q)

The estimates refer basically to:

•	The valuations performed to determine the existence of impairment losses in assets and goodwill (see Note 3.e).
•	The assumptions used to calculate the actuarial liabilities and obligations with employees, such as discount rates, mortality tables, salary increases, etc. (see Notes 3.m.1 and 26).
•	The useful lives of property, plant and equipment, and intangible assets (see Notes 3.a and 3.d).
•	The assumptions used to calculate the fair value of financial instruments (see Notes 3.h and 23).
•	The energy supplied to customer whose meters have not yet been read.
•

Certain assumptions inherent in the electricity system affecting transactions with other companies, such as production, customer billings, energy consumption, that allow for estimation of electricity system settlements that occur on the corresponding final settlement dates, but that are pending as of the date of issuance of the consolidated financial statements and could affect the balances of assets, liabilities, income and expenses recognized in the financial statements (see Appendix 2.2).

•	The probability that uncertain or contingent liabilities will be incurred and their related amounts (see Note 3.m).
•	Future disbursements for closure of facilities and restoration of land, as well as associated discount rates to be used (see Note 3.a).
•

The tax results of the various subsidiaries of the Group that will be reported to the respective tax authorities in the future, and that have been used as the basis for recording the various income tax related balance in these consolidated financial statements (see Note 3.p).

•	The fair value of assets acquired and liabilities assumed, and any pre-existing interest in an entity acquired in a business combination.

Although these judgments and estimates have been based on the best available information as of the issuance date of these consolidated financial statements, future events may occur that would require a change (increase or decrease) to these judgments and estimates in subsequent periods. This change would be made prospectively, recognizing the effects of this change in judgment and estimation in the corresponding future consolidated financial statements.

2.4 Subsidiaries

Subsidiaries are defined as those entities controlled either, directly or indirectly by Enel Chile. Control is exercised if, and only if, the following conditions are met: the Company has i) power over the subsidiary; ii) exposure or rights to variable returns from these entities; and iii) the ability to use its power to influence the amount of these returns.

Enel Chile has power over its subsidiaries when it holds the majority of the substantive voting rights or, should that not be the case, when it has rights granting the practical ability to direct the entities’ relevant activities, that is, the activities that significantly affect the subsidiary’s results.

The Group will reassess whether or not it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of the elements of control listed above.

Subsidiaries are consolidated as described in Note 2.7.

The following are the entities in which the Group has the ability to exercise control and are therefore included in these consolidated financial statements:

			Percentage of control at 12-31-2018			Percentage of control at 12-31-2017
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total
96.800.570-7	Enel Distribución Chile S.A.	Chilean peso	99.09%	—	99.09%	99.09%	—	99.09%
96.783.910-8	Empresa Eléctrica de Colina Ltda.	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chilean peso	—	92.65%	92.65%	—	92.65%	92.65%
91.081.000-6	Enel Generación Chile S.A.	Chilean peso	93.55%	—	93.55%	59.98%	-	59.98%
78.932.860-9	GasAtacama Chile S.A. (1)	Chilean peso	2.63%	97.37%	100.00%	2.63%	97.37%	100.00%
78.952.420-3	Gasoducto Atacama Argentina S.A.	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
96.800.460-3	Luz Andes Ltda.	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
76.722.488-5	Empresa de Transmisión Chena S.A	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
77.047.280-6	Sociedad Agrícola de Cameros Ltda.	Chilean peso	57.50%	—	57.50%	57.50%	—	57.50%
96.920.110-0	Enel Green Power Chile Ltda. *	U.S. dollar	99.99%	—	99.99%	—	—	—
96.524.140-K	Empresa Electrica Panguipulli S.A *	U.S. dollar	0.05%	99.95%	100.00%	—	—	—
76.306.985-0	Diego de Almagro Matriz SpA. *	U.S. dollar	—	100.00%	100.00%	—	—	—
76.179.024-2	Parque Eolico Tal Tal S.A *	U.S. dollar	0.01%	99.99%	100.00%	—	—	—
96.971.330-6	Geotermica del Norte S.A *	U.S. dollar	—	84.59%	84.59%	—	—	—
99.577.350-3	Empresa Nacional de Geotermia S.A *	U.S. dollar	—	51.00%	51.00%	—	—	—
76.052.206-6	Parque Eolico Valle de los Vientos S.A *	U.S. dollar	—	99.99%	99.99%	—	—	—
76.126.507-5	Parque Talinay Oriente S.A *	U.S. dollar	—	61.37%	61.37%	—	—	—
76.321.458-3	Almeyda Solar SpA *	U.S. dollar	—	100.00%	100.00%	—	—	—
76.412.562-2	Enel Green Power del Sur SpA. *	U.S. dollar	—	100.00%	100.00%	—	—	—
76.924.079-9	Enel X Chile SpA	U.S. dollar	100.00%	—	100.00%	—	—	—

(*) See Section 2.4.1, i)

2.4.1 Changes in the scope of consolidation

(i)

On April 2, 2018, renewable energy assets held in Chile by Enel Green Power Latin Americas S.A. ("EGPL") were incorporated into Enel Chile (see Note 6). The EGPL group comprises the following companies.

-Enel Green Power Chile Ltda.

-Empresa Eléctrica Panguipulli S.A.

-Diego de Almagro Matriz SpA

-Parque Eólico Tal Tal S.A.

-Geotérmica del Norte S.A.

-Empresa Nacional de Geotermia S.A.

-Parque Eólico Valle de los Vientos S.A.

-Parque Talinay Oriente S.A.

-Almeyda Solar SpA

-Enel Green Power del Sur SpA

(ii)	Servicios Informáticos e Inmobiliarios Ltda. was absorbed by Enel Chile on September 1, 2017. The latter is the legal successor.
(iii)	Central Eólica Canela S.A. was liquidated on September 1, 2017. Its net assets were transferred to GasAtacama Chile.
(iv)

On September 7, 2018, the subsidiary Enel X Chile SpA was incorporated. The corporate purpose of this subsidiary, among others, is to develop, implement and sell products and services related to energy that incorporate innovation, state-of-the-art technology and trends of the future, other than the electricity distribution under concession and their related services, whether they are priced or not.

2.5 Investments in associates

Associates are those entities over which Enel Chile, either directly or indirectly, exercises significant influence.

Significant influence is the power to participate in the financial and operational policy decisions of the associate but is not control or joint control over those policies. In assessing significant influence, the Group takes into account the existence and effect of currently exercisable voting rights or convertible rights at the end of each reporting period, including currently exercisable voting rights held by the Company or other entities. In general, significant influence is presumed to be those cases in which the Group has more than 20% of the voting power of the investee

Associates are accounted for under equity method as described in Note 3.i.

The detail of the companies that qualify as associates is the following:

			Ownership Interest at 12-31-2018			Ownership Interest at 12-31-2017
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.418.940-K	GNL Chile S.A.	Chilean peso	—	33.33%	33.33%	—	33.33%	33.33%
76.364.085-K	Energia Marina SpA	Chilean peso		25.00%	25.00%	—	—	—

-On February 7, 2017 Electrogas S.A., a company where Enel Chile had an interest of 42.5%, was sold (see Note 5).

-On April 2, 2018, renewable energy assets held in Chile EGPL were incorporated into Enel Chile (see Note 6). Added companies include the associate Energía Marina SpA.

2.6 Joint arrangements

Joint arrangements are defined as those entities in which the Group exercises control under an agreement with other shareholders and jointly with them, in other words, when decisions on the entities’ relevant activities require the unanimous consent of the parties sharing control.

Depending on the rights and obligations of the participants, joint agreements are classified as:

-      Joint venture: an agreement whereby the parties exercising joint control have rights to the entity’s net assets. Joint ventures are incorporated to the consolidated financial statements using the equity method, as described in note 3.i.

-      Joint operation: an agreement whereby the parties exercising joint control have rights to the assets and obligations with respect to the liabilities relating to the arrangement. Joint operations are incorporated to the consolidated financial statements recognizing the interest in the contractually named assets and liabilities in the joint operation.

In determining the type of joint arrangement in which it is involved, the management of the Group assesses its rights and obligations arising from the arrangement by considering the structure and legal form of the arrangement, the terms agreed by the parties in the contractual arrangement and, when relevant, other facts and circumstances. If facts and circumstances change, the Group reassesses whether the type of joint arrangement in which it is involved has changed.

Currently, the Company is not involved in any joint arrangement that qualifies as a joint operation.

The detail of the companies that qualify as Associates and Joint Venture is the following:

			Ownership Interest at 12-31-2018			Ownership Interest at 12-31-2017
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.091.595-5	Aysén Energía S.A. (1)	Chilean peso	—	51.00%	51.00%	—	51.00%	51.00%
76.041.891-9	Aysén Transmisión S.A. (1)	Chilean peso	—	51.00%	51.00%	—	51.00%	51.00%
76.652.400-1	Centrales Hidroeléctricas De Aysén S.A. (2)	Chilean peso	—	—	—	—	51.00%	51.00%
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chilean peso	—	50.00%	50.00%	—	50.00%	50.00%

(1) Aysén Energía S.A. and Aysén Trasmisión S.A. companies are currently in liquidation process as December 31, 2018.

(2) Centrales Hidroeléctricas de Aysén S.A. was liquidated and distributed among shareholders on September 7, 2018 (see Note 15.1b).

2.7 Basis of consolidation and business combinations

The subsidiaries are consolidated and all their assets, liabilities, revenues, expenses, and cash flows are included in the consolidated financial statements once the adjustments and eliminations from intra-group transactions have been made.

The comprehensive income of subsidiaries is included in the consolidated statement of comprehensive income from the date when the parent company obtains control of the subsidiary and until the date on which it loses control of the subsidiary.

The operations of the parent company and its subsidiaries have been consolidated under the following basic principles:

1.

At the date the parent obtains control, the subsidiary’s assets acquired and its liabilities assumed are recorded at fair value, except for certain assets and liabilities that are recorded using valuation principles established in other IFRS standards. If the fair value of the consideration transferred plus the fair value of any non-controlling interests exceeds the fair value of the net assets acquired, this difference is recorded as goodwill. In the case of a bargain purchase, the resulting gain is recognized in profit or loss after reassessing whether all of the assets acquired and the liabilities assumed have been properly identified and following a review of the procedures used to measure the fair value of these amounts.

For each business combination, the Group chooses whether to measure the non-controlling interests in the acquire at fair value or at the proportional share of the net identifiable assets acquired.

If the fair value of all assets acquired and liabilities assumed at the acquisition date has not been completed, the Group reports the provisional values accounted for in the business combination. During the measurement period, which shall not exceed one year from the acquisition date, the provisional values recognized will be adjusted retrospectively as if the accounting for the business combination had been completed at the acquisition date, and also additional assets or liabilities will be recognized to reflect new information obtained about events and circumstances that existed on the acquisition date, but which were unknown to the management at that time. Comparative information for prior periods presented in the financial statements is revised as needed, including making any change in depreciation, amortization or other income effects recognized in completing the initial accounting.

For business combinations achieved in stages, the Company’s previously held equity interest in the acquire is remeasured to its acquisition date fair value and the resulting gain or loss, if any, is recognized in profit or loss.

2.

Non-controlling interests in equity and in comprehensive income of the subsidiaries are presented, respectively, under the line items “Total Equity: Non-controlling interests” in the consolidated statement of financial position and “Net Income attributable to non-controlling interests” and “Comprehensive income (loss) attributable to non-controlling interests” in the consolidated statement of comprehensive income.

3.	The financial statements of the Group companies operating in non- hyper-inflationary economies, with functional currencies other than the Chilean peso are translated as follows:
a.	For assets and liabilities, the prevailing exchange rate on the closing date of the financial statements is used.
b.

For items of the comprehensive income, the average exchange rate for the period is used (unless this average is not a reasonable approximation of the cumulative effect of the exchange rates in effect on the dates of the transactions, in which case the exchange rate in effect on the date of each transaction is used).

c.	For equity accounts the historical exchange rate from the date of acquisition or contribution is used, and retained earnings are translated at the average exchange rate at the date of origination.
d.

Exchange differences arising in translation of financial statements are recognized in the item “Foreign currency translation gains (losses)” within the consolidated statement of comprehensive income in other comprehensive income (see Note 27.3).

4.

The financial statements of the subsidiaries whose functional currency comes from hyper-inflationary economies, as is the case of the Argentine economy (see Note 7), are first adjusted for the inflation effect, and any gain or loss in the net monetary position is recognized in profit or loss; then all the items (assets, liabilities, equity items, expenses and revenue) are translated using the closing exchange rate corresponding to the closing date of the most recent statement of financial position.

5.	Balances and transactions between consolidated companies have been fully eliminated in the consolidation process.
6.

Changes in the ownership interests in subsidiaries that do not result in the Group obtaining or losing control are recognized as equity transactions. The carrying amounts of the controlling and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received, is recognized directly in Equity attributable to shareholders of the Parent.

Business combinations between entities under common control are accounted for using, as a reference, the ‘pooling of interest’ method. Under this method, the assets and liabilities involved in the transaction remain reflected at the same carrying amounts at which they were recognized in the ultimate controlling company, although subsequent accounting adjustments may need to be made to align the accounting policies of the companies involved.

Any difference between assets and liabilities contributed to the consolidation and the consideration paid is recorded directly in Net equity as a charge or credit to Other reserves. The Group does not state comparative periods in its financial statements for business combinations under common control.